Filed electronically with the Securities and Exchange Commission on February 28, 2003

                                                                File No. 2-13628
                                                                 File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 138
                                                    ----
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 88


                                INVESTMENT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
             ------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-2572
                                                           --------------

                                  John Millette
                     Deutsche Asset Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a) (1)
/X/      On May 1, 2003 pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a) (2)
/ /      On ___________ pursuant to paragraph (b)
/ /      On ______________ pursuant to paragraph (a) (3)
/ /      On ______________ pursuant to paragraph (a) (3) of Rule 485.

         If Appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                         SCUDDER
                                                                     INVESTMENTS


                             Index II
                             Class AARP and Class S Shares


                    Prospectus

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                             May 1, 2003
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                         |
                         |   Scudder S&P 500 Index Fund





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
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How the Fund Works                       How to Invest in the Fund

  4  The Fund's Main Investment           19  How to Buy, Sell and Exchange
     Strategy                                 Class AARP Shares

  6  The Main Risks of Investing          21  How to Buy, Sell and Exchange
     in the Fund                              Class S Shares

  8  The Fund's Performance               23  Policies You Should Know
     History                                  About

 10  How Much Investors Pay               29  Understanding Distributions
                                              and Taxes
 11  Other Policies and Secondary
     Risks

 13  Who Manages and Oversees
     the Fund

 16  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes for each fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

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                                                     |   Class AARP     Class S
                                                     |
                                     ticker symbol   |   ASPIX          SCPIX
                                       fund number   |   201            301
Scudder S&P 500 Index Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The fund is a feeder fund in a master/feeder fund arrangement. The fund pursues its investment objective by investing substantially all of its assets in a master portfolio -- the Equity 500 Index Portfolio (portfolio), which has the same investment objective as the fund.

Equity 500 Index Portfolio. Under normal circumstances, the portfolio invests at least 80% of its assets, determined at the time of purchase, in the common stocks of the companies that comprise the S&P 500 Index. In addition, the portfolio management team may use various techniques, such as buying and selling futures contracts, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. The portfolio's securities are weighted to make its investment characteristics similar to those of the S&P 500 Index as a whole. The portfolio may not always hold all of the same securities as the S&P 500 Index. The portfolio management team may choose, if extraordinary circumstances warrant, to exclude an index stock from the portfolio and substitute a similar stock if doing so will help the portfolio achieve its objective.


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OTHER INVESTMENTS Although most of the fund's investments are common stocks, the fund may also invest up to 20% of its assets in short-term debt securities and money market instruments.

The portfolio's assets may also be invested in short-term debt securities and money market instruments. Futures contracts and options on futures contracts may be used as a low-cost method of gaining exposure to a particular securities market without directly investing in those securities. In selecting futures and options, the portfolio management team will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets and the portfolio's cash flow and cash management needs.

The portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analyses and investment judgment. Instead, the portfolio, utilizing a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index.

To attempt to match the risk and return characteristics of the S&P 500 Index as closely as possible, the portfolio invests in a statistically selected sample of the stocks found in the S&P 500 Index, using a process known as "optimization." Optimization allows the portfolio to select stocks whose industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the stocks in the S&P 500 Index. In using optimization, the portfolio first buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Next, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to match the industry and risk characteristics of all the smaller companies of the S&P 500 Index without buying all of those stocks.

The fund seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large US companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the Index.

The fund seeks to keep the composition of its portfolio similar to the Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields).

Over the long term, the portfolio management team seeks a correlation between the performance of the portfolio (before expenses) and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The portfolio normally will sell a stock when it is removed from the index or as a result of the portfolio's statistical process.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of large companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The fund's index strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks failed to track the index or because of the effects of expenses or shareholder transactions.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are interested in a fund that is designed to reflect the performance of the overall large-cap stock market.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with the S&P 500 Index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder S&P 500 Index Fund
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Annual Total Returns (%) as of 12/31 each year                       Class S
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1998       28.29
     1999       20.37
     2000       -9.50
     2001      -12.32
     2002


2003 Total Return as of March 31: __%
For the periods included in the bar chart:

Best Quarter: __%, Q_ ____                Worst Quarter: __%, Q_ ____

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Average Annual Total Returns (%) as of 12/31/2002
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                                                                       Since
                                          1 Year        5 Years      Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes
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  Return after Taxes on Distributions
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  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Class AARP (Return before taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
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Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index.

Class S shares and Class AARP shares commenced operations on 8/21/1997 and 9/11/2000, respectively. Index comparisons for Class S and Class AARP shares begin on 8/31/1997 and 9/30/2000, respectively.

Total returns since inception through ________ would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

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Fee Table                                                      Class AARP/S
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Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         __%
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Distribution/Service (12b-1) Fee                                      None
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Other Expenses*                                                        __
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Total Annual Operating Expenses**                                      __
--------------------------------------------------------------------------------
Less Expense Waiver*                                                   __
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Net Annual Fund Operating Expenses (after waiver)                      __
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* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.25% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   As a result, through September 30, 2003, Other Expenses are estimated to be 0.35% (annualized) and Total Annual Operating Expenses are estimated to be 0.40% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

+  Includes expenses of the Equity 500 Index Portfolio.

The information contained above and the example below reflects the aggregate expenses for both the fund and the portfolio.


Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years       5 Years        10 Years
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Class AARP                   $              $             $              $
--------------------------------------------------------------------------------
Class S                      $              $             $              $
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Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy.

Secondary Risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the fund so long as the fund has a small asset base. The fund may not experience a similar impact on its performance as its assets grow because it is unlikely the fund will be able to obtain proportionately larger IPO allocations.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund and the Portfolio

The investment manager for the fund

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment manager for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year end, the actual amount the fund paid in management fees was X.XX% of its average daily net assets.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The investment advisor for the portfolio

The portfolio's investment advisor is Deutsche Asset Management, Inc. ("DeAM"), a Delaware banking corporation with principal offices at 280 Park Avenue, New York, NY 10017.

DeAM, subject to the supervision and direction of the Board of Trustees of the portfolio, manages the portfolio in accordance with the portfolio's investment objective and stated investment policies, makes investment decisions for the portfolio, places order to purchase and sell securities and other financial instruments on behalf of the portfolio, and employees professional investment managers and securities analysts who provide research services to the portfolio.

As payment for serving as investment advisor, DeAM, receives a fee from the portfolio. For the most recent fiscal year end, the actual amount the portfolio paid in advisory fees was ___% of average daily net assets.

Subadvisor

On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income business to Northern Trust Corporation. Under this agreement, DeAM will remain as investment advisor to the portfolio and Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, will become a subadvisor to the portfolio, subject to shareholder approval and satisfaction of certain other conditions. Pursuant to the subadvisory agreement, NTI will perform some of the functions of the advisor, including making the fund's investment decisions and buying and selling securities for the portfolio. DeAM will compensate NTI out of its advisory fee.

Financial Highlights

These tables are designed to help you understand the fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Scudder S&P 500 Index Fund -- Class AARP

Scudder S&P 500 Index Fund -- Class S

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of the fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

Instructions for buying and selling Class S shares, which are generally not available to new investors, are found on the following pages. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares
Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."
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First investment                          Additional investments
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$1,000 or more for regular accounts       $50 minimum for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
                                          Direct Deposit
--------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

o Fill out and sign an enrollment form    o fund and class name

o Send it to us at the appropriate        o account number
  address, along with an investment check
                                          o check payable to "The AARP
                                            Investment Program"
--------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount
  enrollment form and submit it. You        investments are automatic.
  will receive further instructions by
  mail.
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-253-2277 to speak to a
                                            representative

                                          o or, to use QuickBuy on the
                                            Easy-Access Line, call
                                            1-800-631-4636 and follow the
                                            instructions on how to purchase
                                            shares
--------------------------------------------------------------------------------
On the Internet

o Go to "services and forms-- How to      o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         26
existing accounts
--------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the      o Call 1-800-631-4636 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o names of the funds, class and number    o name of the fund, class and number
  of shares or dollar amount you want to    of shares or dollar amount you want
  exchange                                  to redeem
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            an account, call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com           --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 To reach us:   o  Web site aarp.scudder.com

                o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                o  Confidential fax line 1-800-821-6234, always open

                o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


Class AARP      o  AARP Lump Sum Service for planning and setting up a lump
 Services          sum distribution

                 o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares
Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:
o Send it to us at the appropriate
  address, along with an investment       o fund and class name
  check
                                          o account number

                                          o check payable to "The Scudder Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-SCUDDER to speak to a
                                            representative

                                          o or, to use QuickBuy on SAIL(TM),
                                            call 1-800-343-2890 and follow the
                                            instructions on how to purchase
                                            shares
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         26
existing accounts
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a Scudder account, call
                                            1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com               o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation and it has been determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
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Call Easy-Access Line, the AARP Program Automated Information Line,
at 1-800-631-4636
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For Class S shares
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Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
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QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to myScudder.com.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, money orders, third party checks, or checks issued by credit card companies or internet based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, NAV. To calculate NAV, each share class uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o     withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o     reject or limit purchases of shares for any reason

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund has a regular schedule for paying out any earnings to shareholders:

o     Income: declared and paid quarterly in March, June, September and December

o Long-term and short-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
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o  short-term capital gains from selling fund shares
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o  taxable income dividends you receive from the fund
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o  short-term capital gains distributions you receive from the fund
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Generally taxed at capital gains rates
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o  long-term capital gains from selling fund shares
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o  long-term capital gains distributions you receive from the fund
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The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund pays the dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
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Notes
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Notes
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To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


--------------------------------------------------------------------------------

AARP Investment Program        Scudder
from Scudder Investments       Investments
(Class AARP)                   (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                     64121-9669            www.sec.gov
aarp.scudder.com               myScudder.com         1-202-942-8090
1-800-253-2277                 1-800-SCUDDER





Distributor
Scudder Distributors, Inc.
Two International Place
Boston, MA 02110-4103

SCUDDER
INVESTMENTS
                                        SEC File Number:
A Member of
Deustche Asset Management [LOGO]        Scudder S&P 500 Index Fund      811-43

                         INVESTMENT TRUST (the "Trust")


                     Scudder S&P 500 Index Fund (the "Fund")

                             Class S and Class AARP

















                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, dated May 1, 2003 as amended from time to time, a copy of which may be obtained without charge by contacting 1-800-SCUDDER or Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, or from the firm from which this Statement of Additional Information was obtained and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated December 31, 2002 accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................3

MANAGEMENT OF THE FUND........................................................13
   Investment Advisor.........................................................13
   Administrative Agreement...................................................16
   Investment Advisor and Administrator for the Portfolio.....................18

FUND SERVICE PROVIDERS........................................................19
   Underwriter................................................................19

PORTFOLIO TRANSACTIONS........................................................20
   Brokerage..................................................................20
   Independent Accountants and Reports to Shareholders........................21
   Legal Counsel..............................................................21
   Fund Accounting Agent......................................................21
   Custodian, Transfer Agent and Shareholder Service Agent....................22

PERFORMANCE...................................................................22

PURCHASE AND REDEMPTION OF SHARES.............................................25

TAXES.........................................................................31

NET ASSET VALUE...............................................................33

OFFICERS AND TRUSTEES.........................................................34

TRUSTEES AND OFFICERS OF THE PORTFOLIO........................................40

FUND ORGANIZATION.............................................................44

FINANCIAL STATEMENTS..........................................................45

ADDITIONAL INFORMATION........................................................45

APPENDIX......................................................................46

                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objective will be met.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

The Fund has elected to be classified as a diversified series of an open-end investment management company.

A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.


As a matter of fundamental policy, the Fund may not:


(1) borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or


(7) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, the Fund currently does not intend to:

(a)      borrow money in an amount  greater  than 5% of its total assets  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


(b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g) lend portfolio securities in an amount greater than 5% of its total assets.



The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.


The Fund may engage in short sales against-the-box, although it is the Fund's current intention that no more than 5% of its net assets will be at risk.

Temporary Defensive Policy. For temporary defensive purposes, the may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features.

In such cases, the Fund would not be pursuing, and may not achieve, its investment objective.


Additional Information Regarding the S&P 500 Index


The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Scudder S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the S&P 500 Composite Stock Price Index (the "S&P 500 Index") to track general stock market performance. S&P's only relationship to the Advisor and Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Advisor or the Fund. S&P has no obligation to take the needs of the Advisor or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund, or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading in the shares of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SCUDDER SELECT 500 FUND, SHAREHOLDERS OF THE SCUDDER SELECT 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks of large U.S. Companies publicly traded in the United States, as represented by the Standard & Poor's (S&P) 500 Index ("S&P 500 Index"). As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing substantially all of the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company in which the Fund invests is the Equity 500 Index Portfolio (the "Portfolio"), advised by Deutsche Asset Management, Inc. ("DeAM, Inc.") Since the investment characteristics of the Fund will correspond directly with those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The
Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Certificates Of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Equity Securities. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market. Common stocks, the most familiar type of equity security, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of the Fund. The Euro was introduced on January 1, 1999 by eleven members countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.



Illiquid Securities and Restricted Securities. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid. ).

The Fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer]Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.



IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a fund's portfolio as the fund's assets increase (and thus have a more limited effect on the fund's performance).

Interfund Borrowing and Lending Program. The Fund have received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund are actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment Company Securities. A Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

Lending of Portfolio Securities. A fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. In all cases, the Advisor must find the creditworthiness of the other party to the transaction satisfactory.


Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities or desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

Strategic Transactions and Derivatives. A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. The fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale of put options can also provide income.

The fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be "covered" (i.e., the fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the fund will receive the option premium to help protect it against loss, a call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

                             MANAGEMENT OF THE FUND

Investment Advisor

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.


Pursuant to an investment management agreement (the "Agreement") with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The current Agreement, dated April 5, 2002 was last approved by the Trustees on August 12, 2002. The Agreement will continue in effect until September 30, 2003 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

The Advisor receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Advisor would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Advisor an annual fee of _____% of the Fund's average daily net assets, accrued daily and paid monthly.


The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.

Under the Agreement, the Advisor regularly provides the Fund with continuing investment management consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

Under the Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.





Under its Agreement, the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

The Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Scudder Investments and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for services relating to investments by AARP members in AARP Class shares of each fund. The fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

Board Considerations in Connection with Annual Renewal of Investment Management Agreement for the Fund

The Trustees approved the continuation of the Fund's current investment management agreement in August 2002. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Fund; investment performance, both of the Fund themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Fund themselves and relative to appropriate peer groups; the Advisor's profitability from managing the Fund and other investment companies managed by the Advisor before marketing expenses paid by the Advisor; and possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Fund. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the Trustees included research services available to the Advisor by reason of brokerage business generated by the Fund.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Fund and the Advisor. To the extent they deemed it relevant, the Trustees also considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's recent acquisition of the Advisor.


Administrative Agreement


Effective December 29, 2000, the Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.25% for Class S and 0.25% for Class AARP of the average daily net assets of the applicable class. One effect of this arrangement is to make the Fund's future expense ratio more predictable. However, the Fund will not benefit from economies of scale derived from increases in assets.

Administrative Fees charged to the Fund are set forth below

For the fiscal year ended December 31, 2002, the Administrative fee charged to Class S and AARP were as follows:

Class S           Class AARP
-------           ----------



For the fiscal year ended December 31, 2001, the Administrative fee charged to Class S and AARP were as follows:

Class S           Class AARP
-------           ----------



For the fiscal year ended December 31, 2000, the Administrative fee charged to Class S and AARP were as follows:

Class S           Class AARP
-------           ----------

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with the Fund.

The Advisor will pay the Service Providers for the provision of their services to the Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay the Advisor an Administrative Fee.

The Administrative Agreement will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by the Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with the Advisor.

The Administrative Agreement has an initial term ending September 30, 2003, subject to earlier termination by the Fund's Board. The Advisor has indicated that it intends to terminate the Administrative Agreement effective September 30, 2003. Without the Administrative Agreement, fees paid by each class of shares for administrative services currently paid and provided pursuant to the Administrative Agreement may be higher. Effective October 1, 2003 through September 30, 2005, the Advisor will contractually waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's total operating expenses at ____% and _____% for Class AARP and Class S shares, respectively. As in the case of the Administrative Agreement, these limitations exclude organization expenses, taxes, brokerage, interest expense, Rule 12b-1 and/or service fee, trustee counsel fees and expenses and extraordinary expenses and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel).





[Board's Approval of Modification to the Investment Management Agreement]

[On November 7, 2002, the Board of Investment Trust, on behalf of Scudder S&P 500 Index Fund, approved a modified investment management agreement between DeAM, Inc. and the Portfolio. The terms of the modified investment management agreement are substantially identical to the terms of the former investment management agreement which the Board had approved, except that the modified management agreement permits DeAM, Inc., subject to approval by shareholders, to delegate some or all of its duties under the New Advisory Agreement to a non-affiliated subadvisor.]

[Board Consideration of Approval of New Subadvisory Agreement]

[On November 7, 2002, the Board of Investment Trust, on behalf of Scudder S&P 500 Index Fund, approved a subadvisory agreement between DeAM Inc. and Northern Trust Investments, Inc. ("NTI"). Subject to shareholder approval and the satisfaction of certain other conditions, the new sub-advisory agreement will provide that NTI's fees will be paid by DeAM, Inc.]

[The subadvisory agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-advisor in the performance of its duties or from reckless disregard by the sub-advisor of its obligations and duties under the subadvisory agreement.]

AMA InvestmentLink(SM) Program

Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLin(kS)M is a service mark of AMA Solutions, Inc.]

Code of Ethics

The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.





Investment Advisor and Administrator for the Portfolio

Deutsche Asset Management is a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Under the terms of the Portfolio's investment advisory agreement with DeAM, Inc. (the "Advisory Agreement"), the DeAM, Inc. manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisors Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. The Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio who are not officers, directors or employees of DeAM, Inc., Scudder Distributors, Inc. or any of their affiliates; SEC fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Portfolio; and any extraordinary expenses.

DeAM, Inc. may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates and, in dealing with its customers, DeAM, Inc., its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

Under its Investment Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Portfolio. For the period January 1, 1998 to May 6, 1998, the Advisory fee was 0.10%. Effective March 15, 2000, the fee was reduced to 0.05%.

For the year ended December 31, 2002, DeAM, Inc. accrued $__________. For the year ended December 31, 2001, DeAM, Inc. accrued $2,443,519 in compensation for investment advisory services provided to the Portfolio. For the year ended December 31, 2000, DeAM, Inc. accrued $4,136,851, in compensation for investment advisory services provided to the Portfolio. During the same periods, DeAM, Inc. reimbursed $0 to the Portfolio to cover expenses

Subadvisor

On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income business to Northern Trust Corporation. Under this agreement, DeAM, Inc. will remain as investment advisor to the Portfolio and Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, will become a subadvisor to the Portfolio, subject to shareholder approval and satisfaction of certain other conditions. Pursuant to the subadvisory agreement, NTI will perform some of the functions of the advisor, including making the applicable fund's investment decisions and buying and selling securities for the portfolio, DeAM will compensate NTI out of its advisory fee.

DeAM, Inc. pays Northern Trust Corporation for its services a sub-advisory fee, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio           Annual Sub-Advisory Fee Rate
-----------------------------------------           ----------------------------

                             FUND SERVICE PROVIDERS

Underwriter


The Trust, on behalf of the Fund has an underwriting agreement with Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Advisor, a Delaware corporation. The Trust's underwriting agreement dated April 5, 2002 will remain in effect until September 30, 2003 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement of the Fund was last approved by the Trustees on August 12, 2002.

Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.


The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.




Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.]


The Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             PORTFOLIO TRANSACTIONS

Brokerage


Allocations of brokerage may be placed by the Advisor or the subadvisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or the Fund. The term "research services", includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund or of other Funds managed by the Advisor or its affiliates. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.

For the period ended December 31, 2000, the fund paid aggregate brokerage commissions of $_______. For the period ended December 31, 2001 and December 31, 2002, the Fund paid aggregate brokerage commissions of $_________ and $_________.

                              Percentage of          Percentage of        Dollar Amount of     Dollar Amount of
                           Commissions Paid to  Transactions Involving  Commissions Paid to      Transactions
                               Affiliated         Commissions Paid to       Brokers for         Allocated for
Name of Fund                     Brokers          Affiliated Brokers     Research Services    Research Services
------------                     -------          ------------------     -----------------    -----------------
Scudder S&P 500 Index               %                      %                     $                    $
Fund



Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.


Higher levels of activity by the Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders.
Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet the Fund's objective.

Portfolio turnover rates for the two most recent fiscal years are as follows:

__% and __% for the fiscal years ended December 31, 2002 and 2001.



Independent Accountants and Reports to Shareholders


The financial highlights of Scudder S&P 500 Index Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, 160 Federal Street, Boston, MA 02116, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the

Fund and provides other audit, tax and related services.Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel


Ropes & Gray, One International Place, Boston, MA 02110, serves as legal counsel to the Fund and its independent Trustees.


Fund Accounting Agent


Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Fund. Prior to the implementation of the Administrative Agreement, The Fund pays Scudder Fund Accounting Corporation an annual fee of $10,000 for this service.



Custodian, Transfer Agent and Shareholder Service Agent


State Street Bank and Trust Company serves as custodian to the Fund and Deutsche Asset Management serves as Custodian for the Portfolio.

Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Manager, is the transfer and dividend paying agent for the Fund. The Fund pays SSC an annual fee for each account maintained for a participant. Pursuant to a services agreement with SSC, SSC may perform, from time to time, certain transaction and shareholder servicing functions. Prior to September 11, 2000, SSC, did not impose any of its fee, which amounted to $115,707. For the year ended December 31, 2000, the amount imposed amounted to $475,349.

The Fund, or the Manager (including any affiliate of the Manager), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

Scudder Trust Company ("STC"), an affiliate of the Manager, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. Prior to September 11, 2000, STC did not impose any of its fee, which amounted to $19,026. The amount imposed aggregated $78,163 of which $36,190 was unpaid at December 31, 2000. Effective September 11, 2000, the above fees will be paid by the Manager in accordance with the Administrative Agreement, but will be borne by the Fund directly upon termination of the Administrative Agreement on September 30, 2003.

Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), Service Corporation has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by Service Corporation not by the fund.

                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

                           Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

         T           =     Average Annual Total  Return
         P           =     a hypothetical initial investment of $1,000
         n           =     number of years
         ERV         =     ending redeemable value: ERV is the value, at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period


       Average Annual Total Returns for the Period Ended December 31, 2002


                                                    One Year       Life of Class
                                                    --------       -------------

                S&P 500 Index Fund -- Class S(1)
                S&P 500 Index Fund -- Class AARP(2)

(1) The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

(2) On September 11, 2000 the Fund commenced selling Class AARP shares. Index comparisons begin September 30, 2000.


After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

                                     Where:

         P           =     a hypothetical initial investment of $1,000
         T           =     average   annual   total   return   (after  taxes  on
                           distributions)
         n           =     number of years
         ATVD        =     ending value of a hypothetical $1,000 payment made at
                           the  beginning  of the 1-, 5-, or 10-year  periods at
                           the  end  of the  1-,  5-,  or  10-year  periods  (or
                           fractional    portion),    after    taxes   on   fund
                           distributions but not after taxes on redemptions



Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class's expenses.]



   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                 P(1+T)^n = ATVDR

Where:

         P         =       a hypothetical initial investment of $1,000
         T         =       average   annual   total   return   (after  taxes  on
                           distributions and redemption)
         n         =       number of years
         ATVDR     =       ending value of a hypothetical $1,000 payment made at
                           the  beginning  of the 1-, 5-, or 10-year  periods at
                           the  end  of the  1-,  5-,  or  10-year  periods  (or
                           fractional    portion),    after    taxes   on   fund
                           distributions and redemptions

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Figures relating to the growth in the total net assets of the Fund apart from capital appreciation may also be cited, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be included as part of the Fund's and classes' performance data.


Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes [for a class of its shares], computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                          Aggregate Return = (ERV) - 1
                                              ---
                                               P

Where:

         P           =     a hypothetical initial investment of $1,000
         ERV         =     ending  redeemable  value  of a  hypothetical  $1,000
                           payment  made  at  the  beginning  of the  1-,  5- or
                           10-year  (or  other)   periods  at  the  end  of  the
                           applicable period (or fractional portion).


The calculation for aggregate total returns before taxes is made assuming that [(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;] (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

If the Fund's fees or expenses are being waived or absorbed by the advisor, the Fund may also advertise performance information before and after the effect of the fee waiver or expense absorption.


Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in marketing and other Fund literature, members of the Board and officers of the Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund may be advertised as an investment choice in Scudder's college planning program.

The Fund and its performance may be compared to other types of mutual funds and to other investment products with different features and risks, such as bank products that insure principal.


Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about a Fund.


                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class AARP. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50/month is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.


Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to (the "transfer agent") in Kansas City by the close of regular trading on the Exchange.

Direct Distributions Program. Investors may have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Eligible Class S Investors. The following investors may purchase Class S shares of Scudder Funds:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. Investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.       Any retirement, employee stock, bonus pension or profit-sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or Scudder Investor Services, Inc., and to the Portfolios of Scudder Pathway Series.

8. Registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker dealer or RIA with a comprehensive fee program that at December 29, 2000 invested in Class S shares of Scudder Funds as a fixed component of the program's asset allocation model will continue to be eligible to purchase Class S shares on behalf of any client who invests in the program after June 30, 2001.

10. Broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Expedited Purchase Procedures for Existing Shareholders. Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-SCUDDER for instructions. The investor must send a duly completed and signed application to the Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The fund also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.



Exchanges


Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below.


Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Dividends

The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.


The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. The Fund will reinvest dividend checks (and future dividends) in shares of the same Fund and class if checks are returned as undeliverable.


Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds/portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. The Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.

Dividends from domestic corporations may comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of total assets will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Investments in "passive foreign investment companies" could result in fund-level U.S. federal income tax or other charges on the proceeds from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."

A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on such exchange. The closing settlement time for valuing certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, is normally the close of trading on the futures exchange for those contracts, which is shortly after 4:00 p.m. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES

Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------

The following table presents certain information regarding the Trustees and Executive Officers for a Fund as of March 1, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund.


Independent Trustees

Name, Age, Position(s) Held                                                                       Number of Funds
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Time Served^1                   Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (59)      President, WGBH Educational Foundation. Directorships: American           47
Trustee, 1990-present          Public Television; New England Aquarium; Becton Dickinson and
                               Company (medical technology company); Mass Corporation for
                               Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy;
                               Public Broadcasting Service; Boston Museum of Science
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (56)       President, Driscoll Associates (consulting firm); Executive               47
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; formerly,
                               Partner, Palmer & Dodge (1988-1990); Vice President of Corporate
                               Affairs and General Counsel, Filene's (1978-1988).
                               Directorships: CRS Technology (technology service company);
                               Advisory Board, Center for Business Ethics, Bentley College;
                               Board of Governors, Investment Company Institute; former
                               Chairman, ICI Directors Services Committee
--------------------------------------------------------------------------------------------------------------------
Edgar R. Fiedler (73)          Senior Fellow and Economic Counsellor, The Conference Board,              47
Trustee, 1988-present          Inc. (not-for-profit business research organization).
                               Directorships: The Harris Insight Funds (registered investment companies; 22 funds overseen)
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (48)              Managing Partner, Exeter Capital Partners (private equity                 47
Trustee, 1996-present          funds). Directorships: Facts on File (school and library
                               publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking);
                               K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment
                               Companies (trade association)
--------------------------------------------------------------------------------------------------------------------
Louis E. Levy (70)             Retired. Formerly, Chairman of the Quality Control Inquiry                47
Trustee, 2002-present          Committee, American Institute of Certified Public Accountants
                               (1992-1998); Partner, KPMG LLP (1958-1990). Directorships:
                               Household International (banking and finance); ISI Family of
                               Funds (registered investment companies; 4 funds overseen);
                               Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (59)    Retired. Formerly, Consultant (1997-2001); Director, U.S.                 47
Trustee, 1999-present          General Accounting Office (1996-1997); Partner, Fulbright &
                               Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The
                               William and Flora Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------------------------


                                       47

Name, Age, Position(s) Held                                                                       Number of Funds
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Time Served^1                   Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel (59)            Managing Partner, First Light Capital (venture capital group)             47
Trustee, 1994-present          (2000-present); formerly, Special Limited Partner, TL Ventures
                               (venture capital fund) (1996-1998); General Partner, TL Ventures
                               (1994-1996); President and Chief Operating Officer, Safeguard
                               Scientifics, Inc. (public technology business incubator company)
                               (1991-1993). Directorships: Sonesta International Hotels, Inc.;
                               Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay.
                               Trusteeships: Connecticut College, Chair, Finance Committee;
                               Northeastern University, Chair, Funds and Endowment Committee
--------------------------------------------------------------------------------------------------------------------
Carl W. Vogt (66)              Senior Partner, Fulbright & Jaworski, L.L.P. (law firm);                  47
Trustee, 2002-present          formerly, President (interim) of Williams College (1999-2000);
                               President,  certain  funds in the Deutsche  Asset
                               Management   Family  of  Funds  (formerly,   Flag
                               Investors Family of Funds) (registered investment
                               companies)  (1999-2000).   Directorships:  Yellow
                               Corporation   (trucking);   American   Science  &
                               Engineering  (x-ray  detection  equipment);   ISI
                               Family of Funds (registered investment companies,
                               4 funds overseen);  National  Railroad  Passenger
                               Corporation  (Amtrak);   formerly,  Chairman  and
                               Member, National Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------


Interested Trustees and Officers

Name, Age, Position(s) Held                                                                      Number of Funds
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                       in Fund Complex
Time Served^1                  and Other Directorships Held                                      Overseen
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale^2,^4 (57)      Managing Director, Deutsche Bank Securities Inc. (formerly               198
Chairman, Trustee and Vice     Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
President, 2002-present        (1999 to present); Director and President, Investment Company
                               Capital Corp. (registered investment advisor) (1996 to present);
                               Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI
                               Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder
                               Global Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset
                               Management, Inc. (2000 to present); formerly, Director, ISI
                               Family of Funds (registered investment companies; 4 funds
                               overseen) (1992-1999)

--------------------------------------------------------------------------------------------------------------------

                                       48

Name, Age, Position(s) Held                                                                      Number of Funds
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                       in Fund Complex
Time Served^1                  and Other Directorships Held                                      Overseen
--------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.^3 (44)  Managing Director of Deutsche Asset Management; President of             n/a
President, 2000-present        Scudder Investor Services Corp. (1999-present); President of
                               Scudder Service Corp. (2000-present); President of Scudder
                               Financial Services, Inc. (1999-present); Vice President of
                               Scudder Distributors, Inc. (2000-present); formerly, Executive
                               Vice President of Dreyfus Service Corp. (1995-1997); Senior Vice
                               President of The Boston Company Advisors (1991-1995).
                               Directorships: Trustee, Crossroads for Kids (serves at-risk children)
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^4 (48)        Managing Director of Deutsche Asset Management (2002-present)            n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel, United
                               States Securities and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------
John Millette (40)             Vice President of Deutsche Asset Management                              n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy (39)            Vice President of Deutsche Asset Management (2001-present);              n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2001);
                               Senior Manager, Prudential Mutual Fund Services (1987-1992)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo (45)          Director, Deutsche Asset Management (April 2000-present).                n/a
Treasurer, 2002-present        Formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons (40)              Managing Director of Deutsche Asset Management                           n/a
Assistant Treasurer,
2000-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson (40)          Managing Director of Deutsche Asset Management                           n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------------------------
Julie Van Cleave^4 (__)        Managing Director of Deutsche Asset Management                           n/a
Vice President, 2003 - present

--------------------------------------------------------------------------------------------------------------------
David Koziol^4 (__)            Director of Deutsche Asset Management                                    n/a
Vice President, 2003 - present

--------------------------------------------------------------------------------------------------------------------
Kathleen T. Millard^5 (__)     Managing Director of Deutsche Asset Management                           n/a
Vice President, 1999-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.

^2 Mr. Hale is considered an "interested person" of the fund because of his affiliation with the fund's Advisor.

^3       Address: 222 South Riverside Plaza, Chicago, Illinois

^4       Address: One South Street, Baltimore, Maryland

^5       Address: 345 Park Avenue, New York, New York

Trustee' s and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

William F. Glavin, Jr.:        Vice President and Director
Caroline Pearson:              Secretary

Trustees' Responsibilities. The Board of Trustees' primary responsibility is to represent the interests of the Fund's shareholders and to provide oversight of the management of the Fund. Currently, eight of the Board's nine members are "Independent Trustees;" that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2002, the Trustees conducted over 36 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings were held over the course of 24 different days. In addition, various Trustees participated as members of the Board's Valuation Committee throughout the year. Furthermore, the Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

For a discussion of the factors considered by the Board in connection with its most recent approval of the continuation of the Fund' management contracts, please refer to "Management of the Fund -- Board Considerations in Connection with Annual Renewal of Investment Management Agreement."

Board Committees. The Board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent accountants as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith
R. Fox, Louis E. Levy (Chair),  Jean Gleason Stromberg,  Jean C. Tempel and Carl
W. Vogt. The Audit Committee held three meetings during the calendar year 2002.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts periodic reviews of independent legal counsel. The members of the Committee on Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chair), Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean

Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Committee on Independent Trustee held 11 meetings during the calendar year 2002.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternate Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason Stromberg and Jean C. Tempel. The Valuation Committee held [ ] meetings during calendar year 2002.

Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr. (Chair), Edgar R. Fiedler, Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy and Jean Gleason Stromberg (Chair). Each Investment Oversight Committee held four meetings during calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler (Chair), Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held four meetings during calendar year 2002.

* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund.

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent
Trustee  for  travel  time to  meetings,  attendance  at  trustees'  educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.

                                                         Pension or
                                                     Retirement Benefits
                            Compensation from S&P    Accrued as Part of   Total Compensation Paid
      Name of Trustee           500 Index Fund          Fund Expenses       to Trustees(4)(5)(6)
      ---------------           --------------          -------------       --------------------
Henry P. Becton, Jr.                   $                      $                         $
Dawn-Marie Driscoll(1)                 $                      $                         $
Edgar R. Fiedler(5)                    $                      $                         $
Keith R. Fox                           $                      $                         $
Louis E. Levy(2)(4)*                   $                      $                         $
Jean Gleason Stromberg                 $                      $                         $
Jean C. Tempel                         $                      $                         $
Carl W. Vogt(3)*                       $                      $                         $

*        Newly elected Trustees, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees in Ms. Driscoll's role as Lead Trustee.

(2)      Includes deferred fees in the amount of $34,499.

(3) Includes deferred fees in the amount of $29,570. In addition to these payments, Mr. Vogt received payments in the amount of $9,506 (representing amounts earned in prior years and gain or interest thereon) from funds existing prior to the Deutsche Bank purchase of Scudder Investments.

(4) For each Trustee, (effective April 8, 2002 for Mr. Levy and Mr. Vogt), total compensation includes compensation for service on the boards of 19 trusts/corporations comprised of 53 funds/portfolios. In addition, for Mr. Levy and Mr. Vogt, the total includes compensation through July 30, 2002, for service on the boards of 20 trusts/corporations comprised of 73 funds/portfolios. Each Trustee currently serves on the boards of 19 DeAM trusts/corporations comprised of 48 funds/portfolios.

(5) Total compensation for Mr. Fiedler includes $6,397 in respect of prior services rendered to The Brazil Fund, Inc. These amounts were borne by the Advisor.

(6) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $19,000 for Messrs. Becton, Fiedler, Fox and Ms. Driscoll, $7,000 for Messrs. Levy and Vogt, $14,000 for Ms. Stromberg and $13,000 for Ms. Tempel. These meeting fees were borne by the Advisor.

Trustee Fund Ownership of Independent and Interested Trustees

The following sets forth ranges of Trustees beneficial share ownership as of December 31, 2002.

                                                    Aggregate Dollar Range of
                             Dollar Range of      Securities Owned in All Funds
                           Securities Owned in         in the Fund Complex
     Name of Trustees        Investment Trust         Overseen by Trustees
     ----------------        ----------------         --------------------

Henry P. Becton, Jr.                $                      $
Dawn-Marie Driscoll                 $                      $
Edgar R. Fiedler                    $                      $
Keith Fox                           $                      $
Louis E. Levy                       $                      $
Richard T. Hale                     $                      $
Jean Gleason Stromberg              $                      $
Jean C. Tempel                      $                      $
Carl W. Vogt                        $                      $

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

William F. Glavin:              Vice President and Director
Caroline Pearson:               Secretary

                     TRUSTEES AND OFFICERS OF THE PORTFOLIO

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Portfolio and review the Portfolio's performance.

The Trustees and officers of the Portfolio, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                                Position with                                                    Position with  Underwriter
Name, Age and Address           the Portfolio        Principal Occupation                        ICC  Distributors,  Inc.
---------------------           -------------        --------------------                        ------------------------
Charles P. Biggar (__)             Trustee           Trustee of each of the other investment    --
12 Hitching Post Lane                                companies in the Deutsche Asset
Chappaqua, NY   10514                                Management Fund Complex;^1 Retired;
                                                     formerly Vice President, International
                                                     Business Machines ("IBM") and President,
                                                     National Services and the Field
                                                     Engineering Divisions of IBM

S. Leland Dill (__)                Trustee           Trustee of each of the other investment    --
5070 North Ocean Drive                               companies in the Deutsche Asset
Singer Island, FL  33404                             Management Fund Complex;^1 Retired;
                                                     formerly Partner, KPMG Peat Marwick;
                                                     Director, Vinters International Company
                                                     Inc.; Director, Coutts (U.S.A.)
                                                     International; Trustee, Phoenix Zweig
                                                     Series Trust; Trustee, Phoenix Euclid
                                                     Market Neutral Fund; Director, Coutts
                                                     Trust Holdings Ltd.; Director, Coutts
                                                     Group; General Partner, Pemco^2

                                       56

                                Position with                                                    Position with  Underwriter
Name, Age and Address           the Portfolio        Principal Occupation                        ICC  Distributors,  Inc.
---------------------           -------------        --------------------                        ------------------------

Martin J. Gruber (__)            Trustee             Trustee of each of the other investment      --
229 South Irving Street                              companies in the Deutsche Asset Management
Ridgewood, New Jersey  07450                         Fund Complex; Nomura Professor of Finance,
                                                     Leonard N. Stern School of Business, New
                                                     York University (since 1964); Trustee,
                                                     TIAA;^2 Director, S.G. Cowen Mutual Funds;^2
                                                     Director, Japan Equity Fund, Inc;^2
                                                     Director, Taiwan Equity Fund, Inc.^2

Richard T. Hale (__)*              Trustee           Trustee of each of the other investment      --
One South Street                                     companies in the Deutsche Asset
Baltimore, Maryland 21202                            Management Fund Complex; Managing
                                                     Director, Deutsche Asset Management;
                                                     Director, Flag Investors Funds;^2 Managing
                                                     Director, Deutsche Banc Alex. Brown
                                                     Incorporated; Director and President,
                                                     Investment Company Capital Corp.

Richard J. Herring (__)            Trustee           Trustee of each of the other investment      --
325 South Roberts Road                               companies in the Deutsche Asset
Bryn Mawr, Pennsylvania  19010                       Management Fund Complex; Jacob Safra
                                                     Professor of International Banking and
                                                     Professor, Finance Department, The
                                                     Wharton School, University of
                                                     Pennsylvania (since 1972).

Bruce E. Langton (__)              Trustee           Trustee of each of the other investment      --
99 Jordan Lane                                       companies in the Deutsche Asset
Stamford, Connecticut 06903                          Management Fund Complex; Retired;
                                                     formerly Assistant Treasurer of IBM
                                                     Corporation (until 1986); Trustee and
                                                     Member, Investment Operations Committee,
                                                     Allmerica Financial Mutual Funds
                                                     (1992-present); Member, Investment
                                                     Committee, Unilever U.S. Pension and
                                                     Thrift Plans (1989 to present);^3
                                                     Director, TWA Pilots Directed Account
                                                     Plan and 401(k) Plan (1988 to present)^2


                                       57

                                Position with                                                    Position with  Underwriter
Name, Age and Address           the Portfolio        Principal Occupation                        ICC  Distributors,  Inc.
---------------------           -------------        --------------------                        ------------------------

Philip Saunders, Jr. (__)          Trustee           Trustee of each of the other investment      --
Philip Saunders Associates                           companies in the Deutsche Asset
445 Glen Road                                        Management Fund Complex; Principal,
Weston, MA  02193                                    Philip Saunders Associates (Economic and
                                                     Financial Consulting); former Director,
                                                     Financial Industry Consulting, Wolf &
                                                     Company; President, John Hancock Home
                                                     Mortgage Corporation; Senior Vice
                                                     President of Treasury and Financial
                                                     Services, John Hancock Mutual Life
                                                     Insurance Company, Inc.

Harry Van Benschoten (__)          Trustee           Trustee of each of the other investment      --
6581 Ridgewood Drive                                 companies in the Deutsche Asset
Naples, Florida  34108                               Management Fund Complex; Retired;
                                                     Corporate Vice President, Newmont Mining
                                                     Corporation (prior to 1987); Director,
                                                     Canada Life Insurance Corporation of New
                                                     York (since 1987).

Charles A. Rizzo (__)              Treasurer         Vice President and Department Head,          --
One South Street                                     Deutsche Asset Management since 1998;
Baltimore, Maryland 21202                            Senior Manager, PricewaterhouseCoopers
                                                     LLP from 1993 to 1998.

Daniel O. Hirsch (__)              Secretary         Director, Deutsche Banc Alex. Brown since    --
One South Street                                     July 1998; Assistant General Counsel,
Baltimore, Maryland 21202                            Office of the General Counsel, United
                                                     States Securities and Exchange Commission
                                                     from 1993 to 1998.

^1 The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

^2 An investment company registered under the Investment Company Act of 1940.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

*        "Interested  Person" within the meaning of Section 2(a)(19) of the Act.
         Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank AG and its affiliates.

The Board has an Audit Committee that meets with the Portfolio's independent accountants to review the financial statements of the Portfolio, the adequacy of internal controls and the accounting procedures and policies of the Portfolio. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

Messrs. Rizzo and Hirsch also hold similar positions for other investment companies for which ICC Distributors, Inc. or an affiliate serves as the principal underwriter.

No person who is an officer or director of Deutsche Asset Management is an officer or Trustee of the Trust or the Portfolio. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust or the Portfolio.

Compensation of Officers and Trustees of the Portfolio

The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 2002:

                       Trustee Compensation Table

                                       Aggregate       Total Compensation from
                                      Compensation    Deutsche Asset Management
            Trustee                 From Portfolio*         Fund Complex**
            -------                 --------------          ------------

            Charles P. Biggar               $                     $
            S. Leland Dill                  $                     $
            Martin Gruber                   $                     $
            Richard J. Herring              $                     $
            Bruce E. Langton                $                     $
            Philip Saunders, Jr.            $                     $
            Harry Van Benschoten            $                     $

* The aggregate compensation is provided for the Equity 500 Index Portfolio for the Portfolio's fiscal year ended December 31, 2002.

** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation provided is for the calendar year ended December 31, 2002.

Securities Beneficially Owned


As of April 1, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund's knowledge, as of April 1, 2003, no person owned beneficially more than 5% of each class of the Fund's outstanding shares (except as noted below).

[TO BE PROVIDED]


                                FUND ORGANIZATION


The Fund is a diversified series of Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed effective March 6, 1991, from Scudder Growth and Income Fund, and on June 10, 1998 from Scudder Investment Trust. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into seven series, Classic Growth Fund, Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, and Scudder Small Company Stock Fund.


Organizational Description


The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of the Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Class S and Class AARP Shares are offered.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.


Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.


                              FINANCIAL STATEMENTS


The financial statements, including the investment portfolio of the Portfolio, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report of the Portfolio and the Fund dated December 31, 2002 are incorporated by reference in their entirety and are hereby deemed to be a part of this Statement of Additional Information.

                             ADDITIONAL INFORMATION


The CUSIP number of Scudder S&P 500 Index Fund Class S is 811167402.

The CUSIP number of Scudder S&P 500 Index Fund Class AARP is 460965-775

The Fund has a fiscal year end of December 31.


This Statement of Additional Information contains the information of [Name(s) of Fund(s)]. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.


The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

Set forth below are descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation Ratings Group ("S&P"), which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

S&P's Commercial Paper Ratings

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                             PART C. OTHER INFORMATION

                                                 INVESTMENT TRUST

                                            Scudder S&P 500 Index Fund

Item 23         Exhibits
-------         --------

                (a)         (1)              Amended and Restated Declaration of Trust dated November 3, 1987.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Certificate of Amendment of Declaration of Trust dated November 13,
                                             1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (3)              Certificate of Amendment of Declaration of Trust dated February 12,
                                             1991.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (4)              Certificate of Amendment of Declaration of Trust dated May 28, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (5)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Growth and Income
                                             Fund and Scudder Quality Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (6)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Classic Growth
                                             Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 76 to the
                                             Registration Statement.)

                            (7)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Growth and Income
                                             Fund, Scudder Large Company Growth Fund, Scudder Classic Growth
                                             Fund, and Scudder S&P 500 Index Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (8)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Real Estate
                                             Investment Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)



                            (9)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Dividend + Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (10)             Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Tax Managed
                                             Growth Fund and Scudder Tax Managed Small Company Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (11)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S
                                             Shares, with respect to Classic Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the
                                             Registration Statement.)

                            (12)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class R Shares, with respect to Scudder
                                             Growth and Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (13)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class R Shares, with respect to Scudder
                                             Large Company Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (14)             Redesignation of Series, Scudder Classic Growth Fund to Classic
                                             Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the
                                             Registration Statement.)

                            (15)             Redesignation of Series, Scudder Quality Growth Fund to Scudder
                                             Large Company Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (16)             Redesignation of Series, Scudder Dividend + Growth Fund to Scudder
                                             Dividend & Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (17)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class S and Class AARP, with respect to
                                             Scudder Dividend and Growth Fund. (Incorporated by reference to
                                             Post-Effective Amendment No. 117 to the Registration Statement, as
                                             filed on May 12, 2000.)

                            (18)             Amended and Restated Establishment and Designation of Classes of
                                             Shares of Beneficial Interest, $0.01 par value, Class R, Class S and
                                             Class AARP with respect to Scudder Growth and Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement, as filed on May 12, 2000.)



                                       2

                            (19)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class S and Class AARP, with respect to
                                             Scudder S&P 500 Index Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement, as filed on May 12, 2000.)

                            (20)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class S and Class AARP, with respect to
                                             Scudder Small Company Stock Fund. (Incorporated by reference to
                                             Post-Effective Amendment No. 117 to the Registration Statement, as
                                             filed on May 12, 2000.)

                            (21)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class S and Class AARP, with respect to
                                             Scudder Capital Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement, as filed on May 12, 2000.)

                            (22)             Amended and Restated Establishment and Designation of Classes of
                                             Shares of Beneficial Interest, $.01 Par Value, Class R, Class S and
                                             Class AARP, with respect to Scudder Large Company Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (23)             Amended and Restated Establishment and Designation of Series of
                                             Shares of Beneficial Interest, $.01 Par Value, Class S and Class
                                             AARP, with respect to Scudder Capital Growth Fund and Scudder Small
                                             Company Stock Fund. (Incorporated by reference to Post-Effective
                                             Amendment No. 118 to the Registration Statement, as filed on July
                                             14, 2000.)

                            (24)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $.01 Par Value, Class S and Class AARP, with respect to
                                             Scudder Capital Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (25)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $.01 par Value, Class S and Class AARP, with respect to
                                             Scudder Small Company Stock Fund. (Incorporated by reference to
                                             Post-Effective Amendment No. 118 to the Registration Statement, as
                                             filed on July 14, 2000.)

                            (26)             Amended and Restated Establishment and Designation of Shares of
                                             Beneficial Interest, Classes A, B, C and I of Scudder Capital Growth
                                             Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (27)             Amended and Restated Establishment and Designation of Shares of
                                             Beneficial Interest, Classes A, B, and C of Scudder Growth and
                                             Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)



                                       3

                            (28)             Amended and Restated Establishment and Designation of Shares of
                                             Beneficial Interest, Classes A, B, C and I of Scudder Large Company
                                             Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (29)             Amended and Restated Establishment and Designation of Shares of
                                             Beneficial Interest, Classes A, B, and C of Scudder Dividend and
                                             Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (30)             Amended and Restated Establishment and Designation of Shares of
                                             Beneficial Interest, Classes A, B, and C of Scudder Small Company
                                             Stock Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (31)             Amendment to Amended and Restated Establishment and Designation of
                                             Series of Shares of Beneficial Interest, dated June 11, 2002.
                                             (To be filed by amendment.)

                (b)         (1)              Amendment to By-Laws of the Registrant dated November 12, 1991.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Amendment to By-Laws of the Registrant, dated February 7, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                            (3)              Amendment to By-Laws of the Registrant, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (4)              Amendment to By-Laws of the Registrant, dated December 10, 2002. (To be filed by amendment.)

                (c)                          Inapplicable.

                (d)         (1)              Investment Management Agreement between the Registrant (on behalf of
                                             Scudder S&P 500 Index Fund) and Deutsche Investment Management
                                             Americas Inc.
                                             (Incorporated by reference to Post-Effective Amendment No. 131 to the Registration Statement.)

                (e)         (1)              Underwriting Agreement between Registrant and Scudder Distributors,
                                             Inc. dated September 30, 2002.
                                             (To be filed by amendment.)

                (f)                          Inapplicable.



                                       4

                (g)         (1)              Custodian Agreement between the Registrant (on behalf of Scudder
                                             Growth and Income Fund) and State Street Bank and Trust Company
                                             ("State Street Bank") dated December 31, 1984.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Amendment dated April 1, 1985 to the Custodian Agreement between the
                                             Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (3)              Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (4)              Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (5)              Amendment dated July 29, 1991 to the Custodian Agreement between the
                                             Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (6)              Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (7)              Amendment to the Custodian Agreement between the Registrant and
                                             State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (8)              Custodian fee schedule for Scudder S&P 500 Index Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                             Registration Statement.)

                            (9)              Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (10)             Subcustodian Agreement between State Street Bank and The Chase
                                             Manhattan Bank, N.A. dated September 1, 1986.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (11)             Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                             Growth and Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                             Registration Statement.)



                                       5

                            (12)             Custodian fee schedule for Scudder Classic Growth Fund dated August
                                             1, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 77 to the
                                             Registration Statement.)

                (h)         (1)              Transfer Agency and Service Agreement with fee schedule between the
                                             Registrant and Scudder Service Corporation dated October 2, 1989.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (1)(a)           Revised fee schedule dated October 6, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 76 to the
                                             Registration Statement.)

                            (1)(b)           Form of revised fee schedule dated October 1, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Transfer Agency Fee Schedule between the Registrant, on behalf of
                                             Scudder Classic Growth Fund, and Kemper Service Company dated
                                             January 1, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (3)              Agency Agreement between the Registrant on behalf of Classic Growth
                                             Fund and Kemper Service Company dated April 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (4)              Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund
                                             Class R shares, and Kemper Service Company dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

                            (5)              Agency Agreement between the Registrant (on behalf of Scudder
                                             Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder Growth
                                             and Income Fund, Scudder Large Company Growth Fund, and Scudder
                                             Small Company Stock Fund) and Kemper Service Company, dated November
                                             13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (6)              COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (7)              COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                             Company and the Registrant dated October 1, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 74 to the
                                             Registration Statement.)



                                       6

                            (7)(a)           Fee Schedule for Services Provided Under Compass and TRAK 2000
                                             Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (8)              Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                             Corporation dated November 1, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                             Registration Statement.)

                            (9)              Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                             Corporation dated October 17, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 73 to the
                                             Registration Statement.)

                            (10)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting
                                             Corporation dated September 9, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (11)             Amendment No. 1 dated August 31, 1999 to the Fund Accounting
                                             Services Agreement between the Registrant, on behalf of Classic
                                             Growth Fund, and Scudder Fund Accounting Corporation.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (12)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting
                                             Corporation dated July 30, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (13)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting
                                             Corporation dated July 30, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (14)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting
                                             Corporation dated June 1, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (15)             Scudder Accounting Fee Schedule between the Registrant, on behalf of
                                             Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund
                                             Accounting Corporation dated September 14, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)



                                       7

                            (16)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting
                                             Corporation dated March 2, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (17)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Fund Accounting
                                             Corporation, dated July 17, 2000. (Incorporated by reference to
                                             Post-Effective Amendment No. 121 to the Registration Statement.)

                            (18)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Stock Fund and Scudder Fund Accounting
                                             Corporation, dated July 17, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

                            (19)             Revised Fund Accounting Services Agreement between the Registrant
                                             (on behalf of Scudder Capital Growth Fund) and Scudder Fund
                                             Accounting Corporation, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (20)             Revised Fund Accounting Services Agreement between the Registrant
                                             (on behalf of Scudder Dividend & Growth Fund) and Scudder Fund
                                             Accounting Corporation, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (21)             Revised Fund Accounting Services Agreement between the Registrant
                                             (on behalf of Scudder Growth and Income Fund) and Scudder Fund
                                             Accounting Corporation, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (22)             Revised Fund Accounting Services Agreement between the Registrant
                                             (on behalf of Scudder Large Company Growth Fund) and Scudder Fund
                                             Accounting Corporation, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (23)             Revised Fund Accounting Services Agreement between the Registrant
                                             (on behalf of Scudder Small Company Stock Fund) and Scudder Fund
                                             Accounting Corporation, dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (24)             Investment Accounting Agreement between the Registrant, on behalf of
                                             Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation
                                             dated August 28, 1997.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)



                                       8

                            (25)             Shareholder Services Agreement between the Registrant and Charles
                                             Schwab & Co., Inc. dated June 1, 1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (26)             Service Agreement between Copeland Associates, Inc. and Scudder
                                             Service Corporation (on behalf of Scudder Quality Growth Fund and
                                             Scudder Growth and Income Fund) dated June 8, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 74 to the
                                             Registration Statement.)

                            (27)             Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April
                                             1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (27)(a)          Amendment No. 1 to the Administrative Services Agreement between the
                                             Registrant on behalf of Classic Growth Fund, and Kemper
                                             Distributors, Inc., dated August 31, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (28)             Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services,
                                             Inc., dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (29)             Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services,
                                             Inc., dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (30)             Administrative Services Agreement between the Registrant
                                             (on behalf of Scudder Capital Growth Fund, Scudder Dividend &Growth
                                             Fund, Scudder Growth and Income Fund, Scudder Large Company Growth
                                             Fund, Scudder S&P 500 Index Fund, Scudder Small Company Stock Fund
                                             and Scudder Kemper Investments, Inc.), dated July 17, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

                            (31)             Amended and Restated Administrative Services Agreement between the
                                             Registrant (on behalf of Scudder Capital Growth Fund, Scudder
                                             Dividend &Growth Fund, Scudder Growth and Income Fund, Scudder Large
                                             Company Growth Fund, Scudder S&P 500 Index Fund, and Scudder Small
                                             Company Stock Fund), dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)



                                       9

                            (32)             Shareholder Services Agreement between the Registrant (on behalf of
                                             Scudder Capital Growth Fund, Scudder Dividend & Growth Fund, Scudder
                                             Growth and Income Fund, Scudder Large Company Growth Fund, Scudder
                                             S&P 500 Index Fund, and Scudder Small Company Stock Fund) and Kemper
                                             Distributors, Inc., dated November 13, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (33)             Shareholder Services Agreement For Class A, Class B and Class C
                                             Shares between the Registrant and Scudder Distributors, Inc., dated
                                             April 5, 2002.
                                             (To be filed by amendment.)

                            (34)             Amendment No. 1 to the Transfer Agency and Services Agreement
                                             between the Registrant and Scudder Service Corporation, dated June
                                             11, 2002.
                                             (To be filed by amendment.)

                            (35)             Amended and Restated Administrative Services Agreement between the
                                             Registrant (on behalf of Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500
                                             Index Fund, and Scudder Small Company Stock Fund) and Deutsche
                                             Investment Management Americas Inc., dated August 19, 2002.
                                             (To be filed by amendment.)

                (i)                          Legal Opinion and Consent of Counsel.
                                             (To be filed by amendment.)

                (j)                          Consent of Independent Auditors.
                                             (To be filed by amendment.)

                (k)                          Inapplicable.

                (l)                          Inapplicable.

                (m)         (1)              12b-1 Plan between the Registrant, on behalf of Scudder Growth and
                                             Income Fund (Class R shares) and Scudder Large Company Growth Fund
                                             (Class R shares), and Scudder Investor Services, Inc.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (2)              Rule 12b-1 Plan for Scudder Capital Growth Fund Class A, B and C
                                             Shares, dated December 29, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (3)              Rule 12b-1 Plan for Scudder Dividend and Growth Fund Class A, B and
                                             C Shares, dated December 29, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)



                                       10

                            (4)              Rule 12b-1 Plan for Scudder Growth and Income Fund Class B and C
                                             Shares, dated December 29, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (5)              Rule 12b-1 Plan for Scudder Large Company Growth Fund Class B and C
                                             Shares, dated December 292000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (6)              Rule 12b-1 Plan for Scudder Small Company Stock Fund Class A, B and
                                             C Shares, dated December 29, 2000.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                (n)         (1)              Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the
                                             Registration Statement.)

                            (2)              Plan with respect to Scudder Growth and Income Fund pursuant to Rule
                                             18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (3)              Plan with respect to Scudder Large Company Growth Fund pursuant to
                                             Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (4)              Plan with respect to Scudder Dividend & Growth Fund pursuant to Rule
                                             18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (5)              Plan with respect to Scudder Capital Growth Fund pursuant to Rule
                                             18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (6)              Plan with respect to Scudder Growth and Income Fund pursuant to Rule
                                             18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (7)              Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule
                                             18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (8)              Plan with respect to Scudder Small Company Stock Fund pursuant to
                                             Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)



                                       11

                            (9)              Amended and Restated Plan with respect to Scudder Dividend &Growth
                                             Fund pursuant to Rule 18f-3. (Incorporated by reference to
                                             Post-Effective Amendment No. 118 to the Registration Statement, as
                                             filed on July 14, 2000.)

                            (10)             Amended and Restated Plan with respect to Scudder Capital Growth
                                             Fund pursuant to Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (11)             Amended and Restated Plan with respect to Scudder Growth and Income
                                             Fund pursuant to Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (12)             Amended and Restated Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (13)             Amended and Restated Plan with respect to Scudder Small Company
                                             Stock Fund pursuant to Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000.)

                            (14)             Amended and Restated Plan with respect to Scudder Large Company
                                             Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to
                                             Post-Effective Amendment No. 121 to the Registration Statement.)

                            (15)             Amended and Restated Plan with respect to Investment Trust pursuant to Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement, as filed on December 29, 2000.)

                            (16)             Amended and Restated Multi-Distribution System Plan with respect to
                                             Investment Trust pursuant to Rule 18f-3.
                                             (To be filed by amendment.)

                (p)         (1)              Code of Ethics for Deutsche Asset Management - U.S., effective
                                             September 30, 2002.
                                             (To be filed by amendment.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None


Item 25.          Indemnification.
--------          ----------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.


Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


Name                            Business and Other Connections of Board of Directors of Registrant's Advisor
----                            ----------------------------------------------------------------------------

Thomas F. Eggers*               Deutsche Investment Management Americas Inc., President and CEO

Deborah Flickinger**            Deutsche Investment Management Americas Inc., Director

Thomas Hughes**                 Deutsche Investment Management Americas Inc., Chairman and Director
                                Scudder Investor Services, Inc., Director and Vice President
William Shiebler**              Deutsche Investment Management Americas Inc., Director

Philipp von Girsewald***        Deutsche Investment Management Americas Inc., Director

*             345 Park Avenue, New York, NY
**            280 Park Avenue, New York, NY
***           Taunusanlage 12, Frankfurt, Germany


Item 27.          Principal Underwriters.
--------          -----------------------
         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other registered open-end management investment companies managed by Deutsche Investment Management Americas Inc. and Deutsche Asset Management Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                    (1)                                    (2)                              (3)
 Scudder Distributors, Inc.
 Name and Principal                          Positions and Offices with           Positions and
 Business Address                            Scudder Distributors, Inc.           Offices with Registrant
 ----------------                            --------------------------           -----------------------

 Thomas F. Eggers                            Chairman and Director                None
 345 Park Avenue
 New York, NY 10154

 Jonathan R. Baum                            Chief Executive Officer, President   None
 345 Park Avenue                             and Director
 New York, NY 10154

 William F. Glavin                           Vice President and Director          Trustee and President
 Two International Place
 Boston, MA  02110-4103

 John W. Edwards, Jr.                        Chief Financial Officer and          None
 60 Wall St.                                 Treasurer
 New York, NY  10005

 C. Perry Moore                              Chief Operating Officer and Vice     None
 222 South Riverside Plaza                   President
 Chicago, IL  60606

 Caroline Pearson                            Secretary                            Assistant Secretary
 Two International Place
 Boston, MA  02110-4103

 Linda J. Wondrack                           Vice President and Chief             None
 Two International Place                     Compliance Officer
 Boston, MA  02110-4103

 Scott B. David                              Vice President                       None
 Two International Place
 Boston, MA  02110-4103


                                       14

 David Edlin                                 Vice President                       None
 222 South Riverside Plaza
 Chicago, IL  60606

 Robert Froelich                             Vice President                       None
 222 South Riverside Plaza
 Chicago, IL  60606

 Michael L. Gallagher                        Vice President                       None
 222 South Riverside Plaza
 Chicago, IL  60606

 M. Patrick Donovan                          Vice President                       None
 Two International Place
 Boston, MA  02110-4103

 Kenneth P. Murphy                           Vice President                       Vice President
 Two International Place
 Boston, MA  02110-4103

 Philip J. Collora                           Assistant Secretary                  None
 222 South Riverside Plaza
 Chicago, IL  60606


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts, 02110.


Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of February 2003.

                                          INVESTMENT TRUST

                                          By:    /s/William F. Glavin, Jr.
                                                 -------------------------------
                                                 William F. Glavin, Jr.
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                TITLE                                      DATE
---------                                -----                                      ----


/s/William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.                   President (Chief Executive Officer)        February 24, 2003


/s/Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                         Treasurer (Chief Financial Officer)        February 24, 2003

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                    Trustee                                    February 24, 2003

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                     Trustee                                    February 24, 2003

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler *                       Trustee                                    February 24, 2003

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                            Trustee                                    February 24, 2003

/s/ Richard T. Hale
--------------------------------------
Richard T. Hale *                        Chairman and Trustee                       February 24, 2003

/s/ Louis E. Levy
--------------------------------------
Louis E. Levy*                           Trustee                                    February 24, 2003

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                 Trustee                                    February 24, 2003

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                          Trustee                                    February 24, 2003

/s/ Carl W. Vogt
--------------------------------------
Carl W. Vogt*                            Trustee                                    February 24, 2003

*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Assistant Secretary

         ** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on July 14, 2000 and to Post-Effective Amendment No. 131 to the Registration Statement, as filed on May 1, 2002.

                                   SIGNATURES

         EQUITY 500 INDEX PORTFOLIO has duly caused this Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of Investment Trust to be signed on its behalf by the undersigned authorized in the City of Boston and the Commonwealth of Massachusetts on the 28th day of February, 2002.

                                            EQUITY 500 INDEX PORTFOLIO
                                            By:  /s/ William F. Glavin, Jr.


This  Post-Effective   Amendment  No.  138  to  the  Registration  Statement  of
Investment Trust has been signed below by the following persons in the capacities indicated with respect to EQUITY 500 INDEX PORTFOLIO.

NAME                                       TITLE                    DATE

/s/ William F. Glavin, Jr.          President, Chief           February 28, 2003
William F. Glavin, Jr.              Executive Officer

/s/ Charles A. Rizzo                Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ RICHARD R. BURT*                Trustee
Richard R. Burt

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*             Trustee
Joseph R. Hardiman

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ GRAHAM E. JONES*                Trustee
Graham E. Jones

/s/ REBECCA W. RIMEL*               Trustee
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*              Trustee
William N. Searcy

/s/ ROBERT H. WADSWORTH*            Trustee
Robert H. Wadsworth

*By: /s/ Caroline Pearson   Assistant Secretary               February 28, 2003
     --------------------
     Caroline Pearson**

     ** Attorney-in-fact pursuant to the powers of attorney dated September 3, 2002, filed herein

                                Power of Attorney

         The undersigned Trustees/Directors and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, RREEF Securities Trust, Morgan Grenfell Investment Trust and Deutsche Investors Portfolios Trust (each, a "Trust") and Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") and Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Equity Partners Fund, Inc., Real Estate Securities Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Deutsche Investors Fund, Inc. and Deutsche Asset Management VIT Funds (each, a "Fund") each hereby constitutes and appoints Daniel O. Hirsch, Bruce A. Rosenblum and Caroline Pearson, each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust, Portfolio Trust or Fund with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust, Portfolio Trust or Fund to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratify and confirm as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revoke any Powers of Attorney previously granted with respect to any Trust, Portfolio Trust or Fund concerning the filings and actions described herein.

         IN WITNESS WHEREOF, each of the undersigned has hereunto set his or her hand as of the 3rd day of September, 2002.

SIGNATURES                                              TITLE
----------                                              -----


/s/ William Glavin                                      President of each Trust, Portfolio Trust and Fund
----------------------------------------------
William Glavin


/s/ Gary French                                         Treasurer and Chief Financial Officer of each
----------------------------------------------          Trust, Portfolio Trust and Fund
Gary French


/s/ Richard R. Burt                                     Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Richard R. Burt


/s/ S. Leland Dill                                      Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
S. Leland Dill


/s/ Martin J. Gruber                                    Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Martin J. Gruber


/s/ Richard T. Hale                                     Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Richard T. Hale


/s/ Joseph R. Hardiman                                  Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Joseph R. Hardiman


/s/ Richard J. Herring                                  Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Richard J. Herring

                                  Page 2 of 3

SIGNATURES                                              TITLE
----------                                              -----


/s/ Graham E. Jones                                     Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Graham E. Jones


/s/ Rebecca W. Rimel                                    Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Rebecca W. Rimel


/s/ Philip Saunders, Jr.                                Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Philip Saunders, Jr.


/s/ William N. Searcy                                   Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
William N. Searcy


/s/ Robert H. Wadsworth                                 Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Robert H. Wadsworth

                                                                File No. 2-13628
                                                                 File No. 811-43



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                    EXHIBITS

                                       TO

                                    FORM N-1A



                        POST-EFFECTIVE AMENDMENT NO. 138

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 88

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                INVESTMENT TRUST

                                INVESTMENT TRUST

                                  Exhibit Index



















                                       17